POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN
POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN
We offer various postretirement benefits to our employees.
Defined Contribution Retirement Plans
We have defined contribution plans which cover the majority of our U.S. employees, as well as employees in certain other countries. These plans are fully funded. We generally make contributions to participants' accounts based on individual base salaries and years of service. Total global defined contribution expense was $347, $344 and $364 in 2011, 2010 and 2009, respectively.
The primary U.S. defined contribution plan (the U.S. DC plan) comprises the majority of the balances and expense for the Company's defined contribution plans. For the U.S. DC plan, the contribution rate is set annually. Total contributions for this plan approximated 15% of total participants' annual wages and salaries in 2011, 2010 and 2009.
We maintain The Procter & Gamble Profit Sharing Trust (Trust) and Employee Stock Ownership Plan (ESOP) to provide a portion of the funding for the U.S. DC plan and other retiree benefits. Operating details of the ESOP are provided at the end of this Note. The fair value of the ESOP Series A shares allocated to participants reduces our cash contribution required to fund the U.S. DC plan.
Defined Benefit Retirement Plans and Other Retiree Benefits
We offer defined benefit retirement pension plans to certain employees. These benefits relate primarily to local plans outside the U.S. and, to a lesser extent, plans assumed in previous acquisitions covering U.S. employees.
We also provide certain other retiree benefits, primarily health care and life insurance, for the majority of our U.S. employees who become eligible for these benefits when they meet minimum age and service requirements. Generally, the health care plans require cost sharing with retirees and pay a stated percentage of expenses, reduced by deductibles and other coverages. These benefits are primarily funded by ESOP Series B shares and certain other assets contributed by the Company.

Amounts in millions of dollars except per share amounts or as otherwise specified.

Notes to Consolidated Financial Statements	The Procter & Gamble Company 65

Obligation and Funded Status. The following provides a reconciliation of benefit obligations, plan assets and funded status of these defined benefit plans:

	Pension Benefits(1)		Other Retiree Benefits(2)
Years ended June 30	2011	2010	2011	2010
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year(3)	$11,245	$10,016	$4,778	$3,928
Service cost	270	218	146	103
Interest cost	588	579	270	253
Participants' contributions	21	19	67	58
Amendments	93	66	7	—
Actuarial loss/(gain)	(633)	1,738	(235)	633
Acquisitions/(divestitures)	—	(13)	—	—
Curtailments and settlements	—	4	—	—
Special termination benefits	—	—	3	14
Currency translation and other	1,137	(798)	89	30
Benefit payments	(492)	(584)	(239)	(241)
BENEFIT OBLIGATION AT END OF YEAR(3)	12,229	11,245	4,886	4,778
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year	6,562	6,310	2,843	2,394
Actual return on plan assets	685	839	253	596
Acquisitions /(divestitures)	—	(6)	—	—
Employer contributions	555	439	29	22
Participants' contributions	21	19	67	58
Currency translation and other	631	(455)	2	—
ESOP debt impacts(4)	—	—	20	14
Benefit payments	(492)	(584)	(239)	(241)
FAIR VALUE OF PLAN ASSETS AT END OF YEAR	7,962	6,562	2,975	2,843
FUNDED STATUS	(4,267)	(4,683)	(1,911)	(1,935)

(1)	Primarily non-U.S.-based defined benefit retirement plans.

(2)	Primarily U.S.-based other postretirement benefit plans.

(3)	For the pension benefit plans, the benefit obligation is the projected benefit obligation. For other retiree benefit plans, the benefit obligation is the accumulated postretirement benefit obligation.

(4)	Represents the net impact of ESOP debt service requirements, which is netted against plan assets for other retiree benefits.

The underfunding of pension benefits is primarily a function of the different funding incentives that exist outside of the U.S. In certain countries, there are no legal requirements or financial incentives provided to companies to pre-fund pension obligations prior to their due date. In these instances, benefit payments are typically paid directly from the Company's cash as they become due.

	Pension Benefits		Other Retiree Benefits
Years ended June 30	2011	2010	2011	2010
CLASSIFICATION OF NET AMOUNT RECOGNIZED
Noncurrent assets	$168	$56	$—	$—
Current liability	(47)	(38)	(24)	(20)
Noncurrent liability	(4,388)	(4,701)	(1,887)	(1,915)
NET AMOUNT RECOGNIZED	(4,267)	(4,683)	(1,911)	(1,935)

AMOUNTS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss	2,315	3,038	2,181	2,319
Prior service cost /(credit)	354	275	(92)	(119)
NET AMOUNTS RECOGNIZED IN AOCI	2,669	3,313	2,089	2,200

CHANGE IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss /(gain) - current year	(827)	1,343	(60)	491
Prior service cost - current year	93	66	7	—
Amortization of net actuarial loss	(154)	(91)	(96)	(20)
Amortization of prior service (cost) / credit	(18)	(15)	18	21
Settlement / curtailment cost	—	(3)	—	—
Currency translation and other	262	(190)	20	—
TOTAL CHANGE IN AOCI	(644)	1,110	(111)	492

NET AMOUNTS RECOGNIZED IN PERIODIC BENEFIT COST AND AOCI	(106)	1,579	(124)	349

Amounts in millions of dollars except per share amounts or as otherwise specified.

66 The Procter & Gamble Company	Notes to Consolidated Financial Statements

The accumulated benefit obligation for all defined benefit retirement pension plans was $10,436 and $9,708 as of June 30, 2011 and 2010, respectively. Pension plans with accumulated benefit obligations in excess of plan assets and plans with projected benefit obligations in excess of plan assets consist of the following:

	Accumulated Benefit Obligation Exceeds the Fair Value of Plan Assets		Projected Benefit Obligation Exceeds the Fair Value of Plan Assets
June 30	2011	2010	2011	2010
Projected benefit obligation	$6,817	$10,577	$10,650	$11,059
Accumulated benefit obligation	5,923	9,194	8,940	9,531
Fair value of plan assets	2,845	5,900	6,214	6,320

Net Periodic Benefit Cost. Components of the net periodic benefit cost were as follows:

	Pension Benefits			Other Retiree Benefits
Years ended June 30	2011	2010	2009	2011	2010	2009
Service cost	$270	$218	$214	$146	$103	$91
Interest cost	588	579	551	270	253	243
Expected return on plan assets	(492)	(437)	(473)	(431)	(429)	(444)
Prior service cost /(credit) amortization	18	15	14	(18)	(21)	(23)
Net actuarial loss amortization	154	91	29	96	20	2
Curtailments, settlements and other	—	3	6	3	14	—
GROSS BENEFIT COST/(CREDIT)	538	469	341	66	(60)	(131)
Dividends on ESOP preferred stock	—	—	—	(79)	(83)	(86)
NET PERIODIC BENEFIT COST/(CREDIT)	538	469	341	(13)	(143)	(217)

Amounts expected to be amortized from accumulated OCI into net periodic benefit cost during the year ending June 30, 2012, are as follows:

	Pension Benefits	Other Retiree Benefits
Net actuarial loss	$105	$99
Prior service cost/(credit)	23	(20)

Assumptions. We determine our actuarial assumptions on an annual basis. These assumptions are weighted to reflect each country that may have an impact on the cost of providing retirement benefits. The weighted average assumptions for the defined benefit and other retiree benefit calculations, as well as assumed health care trend rates, were as follows:

	Pension Benefits		Other Retiree Benefits
Years ended June 30	2011	2010	2011	2010
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS(1)
Discount rate	5.3%	5.0%	5.7%	5.4%
Rate of compensation increase	3.5%	3.5%	—	—
ASSUMPTIONS USED TO DETERMINE NET PERIODIC BENEFIT COST(2)
Discount rate	5.0%	6.0%	5.4%	6.4%
Expected return on plan assets	7.0%	7.1%	9.2%	9.1%
Rate of compensation increase	3.5%	3.7%	—	—
ASSUMED HEALTH CARE COST TREND RATES
Health care cost trend rates assumed for next year	—	—	8.5%	8.5%
Rate to which the health care cost trend rate is assumed to decline (ultimate trend rate)	—	—	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	—	—	2018	2017

(1)	Determined as of end of year.

(2)	Determined as of beginning of year and adjusted for acquisitions.
Several factors are considered in developing the estimate for the long-term expected rate of return on plan assets. For the defined benefit retirement plans, these factors include historical rates of return of broad equity and bond indices and projected long-term rates of return obtained from pension investment consultants. The expected long-term rates of return for plan assets are 8 - 9% for equities and 5 - 6% for bonds. For other retiree benefit plans, the expected long-term rate of return reflects the fact that the assets are comprised primarily of Company stock. The expected rate of return on Company stock is based on the long-term projected return of 9.5% and reflects the historical pattern of favorable returns.
Assumed health care cost trend rates could have a significant effect on the amounts reported for the other retiree benefit plans. A one- percentage point change in assumed health care cost trend rates would have the following effects:

	One-Percentage Point Increase	One-Percentage Point Decrease
Effect on total of service and interest cost components	$79	$(61)
Effect on postretirement benefit obligation	681	(547)

Amounts in millions of dollars except per share amounts or as otherwise specified.

Notes to Consolidated Financial Statements	The Procter & Gamble Company 67

Plan Assets. Our target asset allocation for the year ended June 30, 2011, and actual asset allocation by asset category as of June 30, 2011 and 2010, were as follows:

	Target Asset Allocation
Asset Category	Pension Benefits	Other Retiree Benefits
Cash	2%	2%
Debt securities	51%	8%
Equity securities	47%	90%
TOTAL	100%	100%

	Actual Asset Allocation at June 30
	Pension Benefits		Other Retiree Benefits
Asset Category	2011	2010	2011	2010
Cash	2%	4%	1%	—
Debt securities	52%	53%	8%	9%
Equity securities	46%	43%	91%	91%
TOTAL	100%	100%	100%	100%

The following table sets forth the fair value of the Company's plan assets as of June 30, 2011 segregated by level within the fair value hierarchy (refer to Note 5 for further discussion on the fair value hierarchy and fair value principles):

	Pension Benefits
	Level 1		Level 2		Level 3		Total
	2011	2010	2011	2010	2011	2010	2011	2010
ASSETS AT FAIR VALUE:
Cash and cash equivalents	$189	$238	$—	$—	$—	$—	$189	$238
Government bonds	68	62	—	—	—	—	68	62
Company stock	11	12	—	—	—	—	11	12
Common collective trust fund - equity	—	—	3,612	2,814	—	—	3,612	2,814
Common collective trust fund - fixed income	—	—	4,027	3,380	—	—	4,027	3,380
Other	—	—	—	—	55	56	55	56
TOTAL ASSETS AT FAIR VALUE	268	312	7,639	6,194	55	56	7,962	6,562

	Other Retiree Benefits
	Level 1		Level 2		Level 3		Total
	2011	2010	2011	2010	2011	2010	2011	2010
ASSETS AT FAIR VALUE:
Cash and cash equivalents	$43	$14	$—	$—	$—	$—	$43	$14
Company stock	—	—	2,655	2,535	—	—	2,655	2,535
Common collective trust fund - equity	—	—	41	43	—	—	41	43
Common collective trust fund - fixed income	—	—	232	249	—	—	232	249
Other	—	—	—	—	4	2	4	2
TOTAL ASSETS AT FAIR VALUE	43	14	2,928	2,827	4	2	2,975	2,843

There was no significant activity within the Level 3 pension and other retiree benefits plan assets during the years presented.
Our investment objective for defined benefit retirement plan assets is to meet the plans' benefit obligations, while minimizing the potential for future required Company plan contributions. The investment strategies focus on asset class diversification, liquidity to meet benefit payments and an appropriate balance of long-term investment return and risk. Target ranges for asset allocations are determined by matching the actuarial projections of the plans' future liabilities and benefit payments with expected long-term rates of return on the assets, taking into account investment return volatility and correlations across asset classes. Plan assets are diversified across several investment managers and are generally invested in liquid funds that are selected to track broad market equity and bond indices. Investment risk is carefully controlled with plan assets rebalanced to target allocations on a periodic basis and continual monitoring of investment managers' performance relative to the investment guidelines established with each investment manager.

Amounts in millions of dollars except per share amounts or as otherwise specified.

68 The Procter & Gamble Company	Notes to Consolidated Financial Statements

Cash Flows. Management's best estimate of cash requirements for the defined benefit retirement plans and other retiree benefit plans for the year ending June 30, 2012, is approximately $391 and $25, respectively. For the defined benefit retirement plans, this is comprised of $146 in expected benefit payments from the Company directly to participants of unfunded plans and $245 of expected contributions to funded plans. For other retiree benefit plans, this is comprised of expected contributions that will be used directly for benefit payments. Expected contributions are dependent on many variables, including the variability of the market value of the plan assets as compared to the benefit obligation and other market or regulatory conditions. In addition, we take into consideration our business investment opportunities and resulting cash requirements. Accordingly, actual funding may differ significantly from current estimates.
Total benefit payments expected to be paid to participants, which include payments funded from the Company's assets, as discussed above, as well as payments from the plans, are as follows:

Years ending June 30	Pension Benefits	Other Retiree Benefits
EXPECTED BENEFIT PAYMENTS
2012	$534	$207
2013	535	225
2014	560	242
2015	573	259
2016	605	275
2017 - 2021	3,494	1,631

Employee Stock Ownership Plan
We maintain the ESOP to provide funding for certain employee benefits discussed in the preceding paragraphs.
The ESOP borrowed $1.0 billion in 1989 and the proceeds were used to purchase Series A ESOP Convertible Class A Preferred Stock to fund a portion of the U.S. DC plan. Principal and interest requirements of the borrowing were paid by the Trust from dividends on the preferred shares and from advances provided by the Company. The original borrowing of $1.0 billion has been repaid in full, and advances from the Company of $144 remain outstanding at June 30, 2011. Each share is convertible at the option of the holder into one share of the Company's common stock. The dividend for the current year was equal to the common stock dividend of $1.97 per share. The liquidation value is $6.82 per share.
In 1991, the ESOP borrowed an additional $1.0 billion. The proceeds were used to purchase Series B ESOP Convertible Class A Preferred Stock to fund a portion of retiree health care benefits. These shares, net of the ESOP's debt, are considered plan assets of the other retiree benefits plan discussed above. Debt service requirements are funded by preferred stock dividends, cash contributions and advances provided by the Company, of which $405 is outstanding at June 30, 2011. Each share is convertible at the option of the holder into one share of the Company's common stock. The dividend for the current year was equal to the common stock dividend of $1.97 per share. The liquidation value is $12.96 per share.
Our ESOP accounting practices are consistent with current ESOP accounting guidance, including the permissible continuation of certain provisions from prior accounting guidance. ESOP debt, which is guaranteed by the Company, is recorded as debt (see Note 4) with an offset to the reserve for ESOP debt retirement, which is presented within shareholders' equity. Advances to the ESOP by the Company are recorded as an increase in the reserve for ESOP debt retirement. Interest incurred on the ESOP debt is recorded as interest expense. Dividends on all preferred shares, net of related tax benefits, are charged to retained earnings.
The series A and B preferred shares of the ESOP are allocated to employees based on debt service requirements, net of advances made by the Company to the Trust. The number of preferred shares outstanding at June 30 was as follows:

Shares in thousands	2011	2010	2009
Allocated	52,281	54,542	56,818
Unallocated	13,006	14,762	16,651
TOTAL SERIES A	65,287	69,304	73,469

Allocated	20,759	20,752	20,991
Unallocated	40,090	41,347	42,522
TOTAL SERIES B	60,849	62,099	63,513

For purposes of calculating diluted net earnings per common share, the preferred shares held by the ESOP are considered converted from inception.